                                                                               .
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                                                                      Exhibit 99

FORD CREDIT AUTO OWNER TRUST 2009-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                              November 2009
Payment Date                                                                                                      12/15/2009
Transaction Month                                                                                                          5

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                           DOLLAR AMOUNT     # OF RECEIVABLES                 TERM AT CUTOFF
Initial Pool Balance                                   $1,231,827,946.39               67,817                    57.4 months
Original Securities:                                       DOLLAR AMOUNT   NOTE INTEREST RATE   FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                         $330,000,000.00             0.79625%                  July 15, 2010
 Class A-2 Notes                                         $184,000,000.00               2.000%              December 15, 2011
 Class A-3 Notes                                         $343,000,000.00               2.720%              November 15, 2013
 Class A-4 Notes                                         $163,000,000.00               4.430%              November 15, 2014
                                                         ---------------
  Total                                                $1,020,000,000.00

II. AVAILABLE FUNDS

INTEREST:
 Interest Collections                                                                                          $3,916,863.68

PRINCIPAL:
 Principal Collections                                                                                        $22,313,350.39
 Prepayments in Full                                                                                           $7,466,316.83
 Liquidation Proceeds                                                                                            $869,587.21
 Recoveries                                                                                                       $11,809.30
                                                                                                                  ----------
    SUB TOTAL                                                                                                 $30,661,063.73
                                                                                                              --------------
COLLECTIONS                                                                                                   $34,577,927.41

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                           $135,868.76
 Purchase Amounts Related to Interest                                                                                $993.77
                                                                                                                     -------
    SUB TOTAL                                                                                                    $136,862.53

Clean-up Call                                                                                                          $0.00

Reserve Account Draw Amount                                                                                            $0.00

AVAILABLE FUNDS - TOTAL                                                                                       $34,714,789.94

FORD CREDIT AUTO OWNER TRUST 2009-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                              November 2009
Payment Date                                                                                                      12/15/2009
Transaction Month                                                                                                          5

III. DISTRIBUTIONS

                                                                                                 CARRYOVER         REMAINING
                                                CALCULATED AMOUNT      AMOUNT PAID   SHORTFALL   SHORTFALL   AVAILABLE FUNDS
Trustee Fees and Expenses                                   $0.00            $0.00       $0.00       $0.00    $34,714,789.94
Servicing Fee                                         $824,382.52      $824,382.52       $0.00       $0.00    $33,890,407.42
Interest - Class A-1 Notes                             $48,894.35       $48,894.35       $0.00       $0.00    $33,841,513.07
Interest - Class A-2 Notes                            $306,666.67      $306,666.67       $0.00       $0.00    $33,534,846.40
Interest - Class A-3 Notes                            $777,466.67      $777,466.67       $0.00       $0.00    $32,757,379.73
Interest - Class A-4 Notes                            $601,741.67      $601,741.67       $0.00       $0.00    $32,155,638.06
Priority Principal Payment                                  $0.00            $0.00       $0.00       $0.00    $32,155,638.06
Reserve Account Deposit                                     $0.00            $0.00       $0.00       $0.00    $32,155,638.06
Regular Principal Payment                          $76,227,862.26   $32,155,638.06       $0.00       $0.00             $0.00
Additional Trustee Fees and                                 $0.00            $0.00       $0.00       $0.00             $0.00
Residual Released to Depositor                              $0.00            $0.00       $0.00       $0.00             $0.00
                                                                    --------------
TOTAL                                                               $34,714,789.94

                                                                    PRINCIPAL PAYMENT:
                                                                       Priority Principal Payment                      $0.00
                                                                       Regular Principal Payment              $32,155,638.06
                                                                                                              --------------
                                                                       TOTAL                                  $32,155,638.06

IV. NOTEHOLDER PAYMENTS

                             NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS    TOTAL PAYMENT
                                              PER $1,000 OF                   PER $1,000 OF                    PER $1,000 OF
                                                   ORIGINAL                        ORIGINAL                         ORIGINAL
                                     ACTUAL         BALANCE          ACTUAL         BALANCE           ACTUAL         BALANCE
Class A-1 Notes              $32,155,638.06          $97.44      $48,894.35           $0.15   $32,204,532.41          $97.59
Class A-2 Notes                       $0.00           $0.00     $306,666.67           $1.67      $306,666.67           $1.67
Class A-3 Notes                       $0.00           $0.00     $777,466.67           $2.27      $777,466.67           $2.27
Class A-4 Notes                       $0.00           $0.00     $601,741.67           $3.69      $601,741.67           $3.69
                             --------------                   -------------                   --------------
TOTAL                        $32,155,638.06                   $1,734,769.36                   $33,890,407.42

FORD CREDIT AUTO OWNER TRUST 2009-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                              November 2009
Payment Date                                                                                                      12/15/2009
Transaction Month                                                                                                          5

V. NOTE BALANCE AND POOL INFORMATION

                                                       BEGINNING OF PERIOD                 END OF PERIOD
                                                               BALANCE       NOTE FACTOR           BALANCE       NOTE FACTOR
Class A-1 Notes                                         $76,227,862.26         0.2309935   $ 44,072,224.20         0.1335522
Class A-2 Notes                                        $184,000,000.00         1.0000000   $184,000,000.00         1.0000000
Class A-3 Notes                                        $343,000,000.00         1.0000000   $343,000,000.00         1.0000000
Class A-4 Notes                                        $163,000,000.00         1.0000000   $163,000,000.00         1.0000000
                                                       ---------------         ---------   ---------------         ---------
TOTAL                                                  $766,227,862.26         0.7512038   $734,072,224.20         0.7196787

 POOL INFORMATION
 Weighted Average APR                                                              4.903%                              4.878%
 Weighted Average Remaining Term                                                   54.43                               53.85
 Number of Receivables Outstanding                                                56,525                              55,155
 Pool Balance                                                            $989,259,024.97                     $957,833,133.71
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                      $854,649,311.86                     $827,656,062.62
 Pool Factor                                                                   0.8030821                           0.7775705

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                                    $12,318,279.46
Targeted Credit Enhancement Amount                                                                            $14,367,497.01
Yield Supplement Overcollateralization Amount                                                                $130,177,071.09
Targeted Overcollateralization Amount                                                                        $207,382,086.51
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)                                    $223,760,909.51
Fixed Overcollateralization                                                                                   $75,155,797.87

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                             $12,318,279.46
Reserve Account Deposits Made                                                                                           0.00
Reserve Account Draw Amount                                                                                             0.00
                                                                                                             ---------------
Ending Reserve Account Balance                                                                                $12,318,279.46
Change in Reserve Account Balance                                                                                      $0.00

Specified Reserve Balance                                                                                     $12,318,279.46

FORD CREDIT AUTO OWNER TRUST 2009-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                              November 2009
Payment Date                                                                                                      12/15/2009
Transaction Month                                                                                                          5

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                           # OF RECEIVABLES           AMOUNT
Realized Loss                                                                                           201   $   640,768.07
(Recoveries)                                                                                             22   $    11,809.30
                                                                                                              --------------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                      $   628,958.77
Cumulative Net Losses Last Collection Period                                                                  $ 1,093,428.18
                                                                                                              --------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                              $ 1,722,386.95
Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                      0.76%

                                                                           % OF EOP POOL   # OF RECEIVABLES           AMOUNT
31-60 Days Delinquent                                                               1.40%               717   $13,446,144.35
61-90 Days Delinquent                                                               0.15%                71   $ 1,462,540.78
91-120 Days Delinquent                                                              0.05%                22   $   510,432.31
Over 120 Days Delinquent                                                            0.04%                16   $   343,350.81
                                                                                    ----                ---   --------------
TOTAL DELINQUENT RECEIVABLES                                                        1.65%               826   $15,762,468.25

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                              62   $ 1,420,561.42
Total Repossesed Inventory                                                                               82   $ 1,969,585.98

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                                    0.3392%
Preceding Collection Period                                                                                           0.6616%
Current Collection Period                                                                                             0.7753%
Three Month Average                                                                                                   0.5920%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                                    0.1153%
Preceding Collection Period                                                                                           0.1592%
Current Collection Period                                                                                             0.1976%
Three Month Average                                                                                                   0.1574%